UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

Mitchell T.G. Graye

President and Chief Executive Officer

Great-West Funds, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Bond Index Fund (Initial Class and Class L)

Annual Report

December 31, 2013

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion

The investment objective of the Great-West Bond Index Fund is to seek investment results which track the total return of the Barclays U.S. Aggregate Bond Index (the “Benchmark”). The Benchmark is designed to replicate the performance of the domestic investment grade fixed rate bond market. The Fund is designed to meet the needs of investors who wish to participate in the overall performance of the U.S. investment grade sector.

The Fund’s tracking error (defined as the total return of the Fund minus the total return of the Benchmark) for 2013 was minimal on a gross of fees basis. For the 12 months ended December 31, 2013, the Fund returned -2.51% (net of fees) while the Benchmark returned -2.02%. While the performance objective of this Fund is to track the return of the Benchmark, precise replication of the Benchmark, within and across sectors, is impractical. Consequently, specific issuer and issue selections within each sector category will impact performance. The Fund’s asset class and sector allocations, as well as duration targets, were maintained within acceptable ranges.

Aggregate fixed income returns were negative in 2013, driven by rising rates. Performance of government debt of (-2.6%) lagged U.S. corporates, mortgage-backed securities (“MBS”), commercial mortgage-backed securities (“CMBS”) and asset-backed securities (“ABS”) performance. Corporates returned -1.5% for the year, with the finance sector generating significant excess returns relative to industrials and utilities; 0.9% versus -2.6% and -3.2%, respectively. In general, lower quality outperformed higher quality across asset classes and sectors, and long duration underperformed intermediate and short duration. MBS, CMBS and ABS performance was -1.4%, 0.2%, and -0.3%), respectively. Excess returns for corporates were higher than those of MBS, on a duration matched basis, with Federal Reserve tapering concerns weighing on performance.

The views and opinions in this report were current as of December 31, 2013 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Initial Class)	Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00
2004	10,328.00	10,433.90
2005	10,544.89	10,687.34
2006	10,946.65	11,150.10
2007	11,684.45	11,927.26

2008	12,432.26	12,552.25
2009	13,200.57	13,296.60
2010	14,059.20	14,166.20
2011	15,072.86	15,276.83
2012	15,660.71	15,919.98
2013	15,267.06	15,597.81

Note: Performance for the Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2013

	One Year	Five Years	Ten Years/Since Inception
Initial Class	-2.51%	4.20%	4.32%
Class L	-2.79%	--	1.61%*

*Since inception on July 29, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Moody’s Rating as of December 31, 2013

Moody’s Rating	% of Fund Investments
A1	2.21%
A2	2.53
A3	2.82
Aa1	0.71
Aa2	1.23
Aa3	0.88
Aaa	70.06
Ba1	0.05
Ba3	0.04
Baa1	5.61
Baa2	5.75
Baa3	2.29
Not Rated	2.91
Short Term Investments	2.91
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2013 to December 31, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (6/29/13)	Ending Account Value (12/31/13)	Expenses Paid During Period (6/29/13 – 12/31/13)
Initial Class
Actual	$1,000.00	$999.90	$2.50*

Hypothetical (5% return before expenses)	$1,000.00	$1022.98	$2.53*

Class L
Actual	$1,000.00	$998.50	$3.80**

Hypothetical (5% return before expenses)	$1,000.00	$1021,68	$3.84**

*Expenses are equal to the Fund’s annualized expense ratio of 0.50% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period.

**Expenses are equal to the Fund’s annualized expense ratio of 0.75% for the Class L shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of December 31, 2013

Principal Amount			Fair Value

ASSET-BACKED SECURITIES
$ 1,287,739	Americold 2010 LLC Trust
	Series 2010-ARTA, Class A1(a) 3.85%, 01/14/2029	$	1,342,369
	Avis Budget Rental Car Funding AESOP LLC(a)
1,000,000	Series 2010-5A, Class A 3.15%, 03/20/2017		1,039,450
1,000,000	Series 2011-3A, Class A 3.41%, 11/20/2017		1,048,850
4,550,000	Series 2012-3A, Class A 2.10%, 03/20/2019		4,543,284
1,330,000	Bear Stearns Commercial Mortgage Securities Trust Series 2005-T20, Class A4A(b)
	5.14%, 10/12/2042		1,412,247
1,850,000	CAL Funding II Ltd Series 2013-1A, Class A(a)
	3.35%, 03/27/2028		1,826,705
750,000	Citibank Credit Card Issuance Trust Series 2009-A4, Class A4
	4.90%, 06/23/2016		766,087
2,187,500	Cronos Containers Program Ltd Series 2012-2A, Class A(a)
	3.81%, 09/18/2027		2,189,897
1,235,862	GS Mortgage Securities Corp II Series 2005-GG4, Class A4
	4.76%, 07/10/2039		1,280,639
	Morgan Stanley Capital I Trust Series 2005-IQ10, Class A4A
1,389,942	5.23%, 09/15/2042		1,462,584
2,000,000	Series 2007-T25, Class A3 5.51%, 11/12/2049		2,210,276
1,250,000	Series 2006-T21, Class A4 5.16%, 10/12/2052		1,332,688
430,246	Residential Funding Mortgage Securities II Home Loan Trust Series 2006-HI5, Class A3
	5.50%, 08/25/2025		439,549
2,534,437	Wachovia Bank Commercial Mortgage Trust Series 2005-C20, Class A7
	5.12%, 07/15/2042		2,670,832
1,586,024	Wells Fargo Commercial Mortgage Trust Series 2010-C1, Class A1(a)
	3.35%, 11/15/2043		1,651,333

TOTAL ASSET-BACKED SECURITIES — 2.46% (Cost $24,697,525)		$	25,216,790

BANK LOANS
1,847,222	Express Scripts Inc(b)
	1.99%, 08/29/2016		1,847,222

TOTAL BANK LOANS — 0.18% (Cost $1,844,557)		$	1,847,222

Principal Amount			Fair Value

BONDS AND NOTES
Basic Materials — 1.65%
	Anglo American Capital PLC(a)
$ 500,000	9.38%, 04/08/2014	$	511,084
1,200,000	9.38%, 04/08/2019		1,520,520
1,500,000	CF Industries Inc
	7.13%, 05/01/2020		1,758,216
500,000	Cliffs Natural Resources Inc(c)
	5.90%, 03/15/2020		527,623
144,000	Dow Chemical Co
	5.70%, 05/15/2018		164,637
1,000,000	FMC Corp
	5.20%, 12/15/2019		1,106,639
2,000,000	Freeport-McMoRan Copper & Gold Inc
	2.38%, 03/15/2018		1,995,114
	International Paper Co
500,000	5.30%, 04/01/2015		526,619
500,000	4.75%, 02/15/2022		524,211
2,000,000	Lubrizol Corp
	6.50%, 10/01/2034		2,415,140
2,000,000	Plum Creek Timberlands LP
	3.25%, 03/15/2023		1,798,422
	Rio Tinto Finance USA Ltd
500,000	9.00%, 05/01/2019(b)		652,811
500,000	7.13%, 07/15/2028		614,932
500,000	Teck Resources Ltd
	4.50%, 01/15/2021		503,719
250,000	Vale Overseas Ltd
	4.63%, 09/15/2020		256,050
	Xstrata Finance Canada Ltd(a)
1,000,000	2.05%, 10/23/2015		1,012,727
500,000	5.80%, 11/15/2016		550,883
500,000	6.00%, 11/15/2041		483,882

			16,923,229

Communications — 2.63%
1,000,000	21st Century Fox America Inc
	8.50%, 02/23/2025		1,260,151
500,000	Alltel Corp
	7.00%, 03/15/2016		560,967
1,000,000	America Movil SAB de CV
	5.00%, 03/30/2020		1,083,063
	AT&T Inc
500,000	5.60%, 05/15/2018		567,804
500,000	6.15%, 09/15/2034		543,405
1,000,000	5.35%, 09/01/2040		989,432
1,098,000	British Sky Broadcasting Group PLC(a)
	9.50%, 11/15/2018		1,431,270
500,000	Comcast Corp
	5.15%, 03/01/2020		557,785
1,000,000	Crown Castle Towers LLC(a)
	6.11%, 01/15/2020		1,121,331
500,000	Deutsche Telekom International Finance BV(b)
	8.75%, 06/15/2030		705,391
	DIRECTV Holdings LLC / DIRECTV Financing Co Inc
500,000	3.13%, 02/15/2016		520,112

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of December 31, 2013

Principal Amount			Fair Value

Communications — (continued)
$ 2,000,000	1.75%, 01/15/2018	$	1,961,936
	Motorola Solutions Inc
1,000,000	3.75%, 05/15/2022		968,095
3,300,000	3.50%, 03/01/2023		3,052,982
1,500,000	NBCUniversal Enterprise Inc(a)
	1.97%, 04/15/2019		1,467,268
1,500,000	Orange SA
	5.38%, 07/08/2019		1,672,849
1,600,000	Pacific Bell Telephone Co
	7.13%, 03/15/2026		1,914,758
500,000	Pearson Funding Two PLC(a)
	4.00%, 05/17/2016		527,643
2,000,000	Rogers Communications Inc
	4.10%, 10/01/2023		2,003,766
634,000	Southwestern Bell Telephone LP
	7.00%, 07/01/2015		690,248
500,000	Telecom Italia Capital SA
	6.18%, 06/18/2014		511,250
	Verizon Communications Inc
1,000,000	6.40%, 09/15/2033		1,150,121
500,000	5.85%, 09/15/2035		530,834
500,000	6.00%, 04/01/2041		548,966
500,000	Vodafone Group PLC
	5.63%, 02/27/2017		559,342

			26,900,769

Consumer, Cyclical — 1.77%
2,500,000	American Airlines 2013-1 Class A Pass Through Trust(a)
	4.00%, 07/15/2025		2,418,750
2,000,000	Arrow Electronics Inc
	3.00%, 03/01/2018		2,001,030
1,000,000	Carnival Corp
	1.20%, 02/05/2016		997,236
	Cintas Corp No 2
1,175,000	2.85%, 06/01/2016		1,212,007
250,000	4.30%, 06/01/2021		259,544
2,815,640	CVS Pass Through Trust
	6.04%, 12/10/2028		3,097,524
	Home Depot Inc
500,000	5.40%, 03/01/2016		548,443
3,000,000	4.40%, 04/01/2021		3,239,922
250,000	Kia Motors Corp(a)
	3.63%, 06/14/2016		261,091
500,000	Mattel Inc
	4.35%, 10/01/2020		520,559
2,000,000	United Airlines 2013-1 Class A Pass Through Trust
	4.30%, 08/15/2025		2,035,000
1,000,000	US Airways 2013-1 Class A Pass Through Trust
	3.95%, 11/15/2025		972,500
500,000	Wal-Mart Stores Inc
	6.20%, 04/15/2038		600,924

			18,164,530

Principal Amount			Fair Value

Consumer, Non-cyclical — 2.21%
$ 3,000,000	AbbVie Inc
	1.75%, 11/06/2017	$	2,994,861
500,000	Alberto-Culver Co
	5.15%, 06/01/2020		552,867
1,000,000	Amgen Inc
	6.90%, 06/01/2038		1,210,606
500,000	Anheuser-Busch Cos LLC
	5.95%, 01/15/2033		569,531
1,000,000	Anheuser-Busch InBev Worldwide Inc
	8.20%, 01/15/2039		1,462,560
1,000,000	DENTSPLY International Inc
	2.75%, 08/15/2016		1,028,969
1,000,000	Diageo Investment Corp
	2.88%, 05/11/2022		953,230
750,000	Ingredion Inc
	4.63%, 11/01/2020		782,019
2,000,000	Kroger Co
	3.30%, 01/15/2021		1,986,818
	Laboratory Corp of America Holdings
500,000	3.13%, 05/15/2016		520,426
1,000,000	2.50%, 11/01/2018		986,249
1,000,000	Moody’s Corp
	4.50%, 09/01/2022		984,746
250,000	SABMiller PLC(a)
	6.50%, 07/01/2016		282,040
1,500,000	Total System Services Inc
	2.38%, 06/01/2018		1,459,326
2,000,000	Western Union Co
	2.88%, 12/10/2017		2,030,476
2,000,000	WM Wrigley Jr Co(a)
	1.40%, 10/21/2016		2,003,030
	Wyeth LLC
1,000,000	6.45%, 02/01/2024		1,197,326
1,000,000	5.95%, 04/01/2037		1,159,195
500,000	Zoetis Inc
	3.25%, 02/01/2023		467,836

			22,632,111

Energy — 2.84%
	BP Capital Markets PLC
2,000,000	2.24%, 09/26/2018		2,005,772
1,300,000	4.74%, 03/11/2021		1,422,023
1,000,000	Canadian Oil Sands Ltd(a)
	4.50%, 04/01/2022		1,007,083
1,000,000	ConocoPhillips
	5.90%, 10/15/2032		1,122,462
500,000	EQT Corp
	8.13%, 06/01/2019		606,587
1,250,000	Gulfstream Natural Gas System LLC(a)
	6.95%, 06/01/2016		1,401,691
2,352,000	Kern River Funding Corp(a)
	4.89%, 04/30/2018		2,544,544
500,000	Motiva Enterprises LLC(a)
	5.75%, 01/15/2020		567,809
500,000	Northwest Pipeline LLC
	7.13%, 12/01/2025		601,684

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of December 31, 2013

Principal Amount			Fair Value

Energy — (continued)
$ 2,312,000	Occidental Petroleum Corp
	9.25%, 08/01/2019	$	3,059,319
750,000	Panhandle Eastern Pipe Line Co LP
	6.20%, 11/01/2017		855,787
1,000,000	Petro-Canada
	6.80%, 05/15/2038		1,196,862
	Petrobras International Finance Co
500,000	5.75%, 01/20/2020		514,470
750,000	6.75%, 01/27/2041		697,825
500,000	Phillips 66
	4.30%, 04/01/2022		508,108
1,500,000	Shell International Finance BV
	1.90%, 08/10/2018		1,491,061
250,000	Sunoco Logistics Partners Operations LP
	8.75%, 02/15/2014		252,201
1,000,000	Talisman Energy Inc
	6.25%, 02/01/2038		1,016,853
1,000,000	Tennessee Gas Pipeline Co LLC
	7.00%, 10/15/2028		1,177,629
1,000,000	TransCanada PipeLines Ltd
	7.63%, 01/15/2039		1,334,750
1,000,000	Transcontinental Gas Pipe Line Co LLC
	6.05%, 06/15/2018		1,152,887
	Transocean Inc
500,000	4.95%, 11/15/2015		535,620
500,000	6.00%, 03/15/2018		560,723
	Valero Energy Corp
500,000	6.13%, 06/15/2017		570,096
500,000	7.50%, 04/15/2032		608,113
1,750,000	Weatherford International Ltd
	9.63%, 03/01/2019		2,248,512

			29,060,471

Financial — 10.87%
2,750,000	AIG Life Holdings Inc
	7.50%, 07/15/2025		3,318,518
934,783	ALEX Alpha LLC
	1.62%, 08/15/2024		890,313
1,000,000	American Express Co
	8.15%, 03/19/2038		1,409,679
2,625,000	American Honda Finance Corp(a)
	7.63%, 10/01/2018		3,211,858
500,000	Ameriprise Financial Inc
	5.30%, 03/15/2020		563,874
	Bank of America Corp
500,000	4.50%, 04/01/2015		523,088
1,000,000	1.25%, 01/11/2016		1,004,501
500,000	5.75%, 12/01/2017		569,057
500,000	5.88%, 02/07/2042		571,845
500,000	Bank of America NA
	1.13%, 11/14/2016		500,568
500,000	Barclays Bank PLC
	5.00%, 09/22/2016		550,472
2,489,739	BGS CTL Pass Through Trust(d)
	6.36%, 06/15/2033		2,778,521

Principal Amount			Fair Value

Financial — (continued)
$ 2,997,637	Caledonia Generating LLC(a)
	1.95%, 02/28/2022	$	2,965,144
1,500,000	Canadian Imperial Bank of Commerce
	0.90%, 10/01/2015		1,508,217
1,000,000	Capital One Financial Corp
	4.75%, 07/15/2021		1,063,349
500,000	Charles Schwab Corp
	4.45%, 07/22/2020		540,490
	Citigroup Inc
1,000,000	1.30%, 04/01/2016		1,002,325
500,000	6.13%, 11/21/2017		576,355
1,000,000	8.50%, 05/22/2019		1,281,589
500,000	5.38%, 08/09/2020		568,821
500,000	6.63%, 01/15/2028		580,360
500,000	CME Group Index Services LLC(a)
	4.40%, 03/15/2018		539,584
1,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
	3.38%, 01/19/2017		1,052,890
1,750,000	Deutsche Bank AG
	3.45%, 03/30/2015		1,806,056
1,000,000	Duke Realty LP
	6.75%, 03/15/2020		1,155,201
2,827,875	Durrah MSN 35603
	1.68%, 01/22/2025		2,671,105
1,000,000	Fifth Third Bancorp
	3.50%, 03/15/2022		975,152
	Ford Motor Credit Co LLC
1,000,000	12.00%, 05/15/2015		1,147,660
1,500,000	3.00%, 06/12/2017		1,558,977
1,500,000	6.63%, 08/15/2017		1,737,649
1,000,000	8.13%, 01/15/2020		1,250,450
	General Electric Capital Corp
500,000	5.63%, 09/15/2017		568,799
1,500,000	1.63%, 04/02/2018(c)		1,484,071
1,000,000	4.63%, 01/07/2021		1,090,447
1,000,000	6.75%, 03/15/2032		1,238,305
	Goldman Sachs Group Inc
750,000	5.13%, 01/15/2015		783,441
1,000,000	5.75%, 10/01/2016		1,115,991
2,500,000	6.15%, 04/01/2018		2,866,692
1,000,000	6.25%, 02/01/2041		1,152,400
3,000,000	Goodman Funding Pty Ltd(a)
	6.38%, 04/15/2021		3,314,991
4,000,000	Grain Spectrum Funding LLC(a)
	4.00%, 10/10/2018		4,013,668
1,000,000	Health Care REIT Inc
	2.25%, 03/15/2018		988,652
1,000,000	HSBC Finance Corp
	5.50%, 01/19/2016		1,084,151
	HSBC Holdings PLC
500,000	5.10%, 04/05/2021		555,725
1,000,000	4.88%, 01/14/2022		1,079,120
1,000,000	6.10%, 01/14/2042		1,191,332
1,000,000	Hyundai Capital Services(a)
	3.50%, 09/13/2017		1,033,763
	JPMorgan Chase & Co
500,000	5.13%, 09/15/2014		515,137
2,000,000	6.00%, 01/15/2018		2,302,954

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of December 31, 2013

Principal Amount			Fair Value

Financial — (continued)
$ 1,000,000	4.35%, 08/15/2021	$	1,053,920
	KFW
3,000,000	4.38%, 07/21/2015		3,185,910
4,000,000	5.13%, 03/14/2016		4,392,400
1,000,000	4.88%, 01/17/2017		1,118,400
1,000,000	4.38%, 03/15/2018		1,112,290
500,000	2.75%, 09/08/2020		504,250
2,000,000	Kimco Realty Corp
	3.13%, 06/01/2023		1,818,798
500,000	Landwirtschaftliche Rentenbank
	2.38%, 09/13/2017		520,250
500,000	Lincoln National Corp
	6.25%, 02/15/2020		576,414
1,000,000	Markel Corp
	3.63%, 03/30/2023		941,201
2,310,000	Massachusetts Mutual Life Insurance Co(a)
	8.88%, 06/01/2039		3,310,373
1,000,000	MetLife Inc
	6.50%, 12/15/2032		1,189,832
1,045,000	Metropolitan Life Global Funding I(a)
	3.65%, 06/14/2018		1,101,761
	Morgan Stanley
750,000	6.00%, 05/13/2014		764,303
500,000	6.63%, 04/01/2018		585,047
500,000	5.63%, 09/23/2019		568,343
500,000	NASDAQ OMX Group Inc
	4.00%, 01/15/2015		513,074
500,000	New York Life Insurance Co(a)
	6.75%, 11/15/2039		609,914
2,000,000	Nomura Holdings Inc
	5.00%, 03/04/2015		2,089,380
500,000	Oesterreichische Kontrollbank AG
	1.75%, 10/05/2015		511,404
1,000,000	Pacific LifeCorp(a)
	6.00%, 02/10/2020		1,115,570
2,000,000	Pricoa Global Funding I(a)
	1.60%, 05/29/2018		1,938,690
500,000	Protective Life Corp
	8.45%, 10/15/2039		636,470
3,000,000	Royal Bank of Canada
	2.00%, 10/01/2018		2,984,430
2,771,711	Santa Rosa Leasing LLC
	1.47%, 11/03/2024		2,598,552
250,000	Susa Partnership LP
	7.50%, 12/01/2027		288,468
500,000	Teachers Insurance & Annuity Association of America(a)
	6.85%, 12/16/2039		617,194
500,000	Toronto-Dominion Bank(a)
	2.20%, 07/29/2015		513,250
1,750,000	UBS AG
	4.88%, 08/04/2020		1,947,414
1,845,909	Union 13 Leasing LLC
	1.68%, 12/19/2024		1,742,535
	US Bancorp
1,600,000	2.20%, 11/15/2016		1,652,318
1,000,000	3.00%, 03/15/2022		966,971

Principal Amount			Fair Value

Financial — (continued)
	Wells Fargo & Co
$ 1,000,000	2.63%, 12/15/2016	$	1,047,283
500,000	5.38%, 02/07/2035		529,298

			111,299,014

Industrial — 1.95%
500,000	Agilent Technologies Inc
	5.50%, 09/14/2015		539,054
	Amphenol Corp
500,000	4.75%, 11/15/2014		516,648
1,000,000	4.00%, 02/01/2022		962,760
1,000,000	BAE Systems PLC(a)
	3.50%, 10/11/2016		1,045,350
750,000	Brambles USA Inc(a)
	5.35%, 04/01/2020		811,621
801,030	Burlington Northern & Santa Fe Railway Co 2005-4 Pass Through Trust
	4.97%, 04/01/2023		855,501
1,000,000	Caterpillar Inc
	5.20%, 05/27/2041		1,033,432
812,118	Federal Express Corp 1998 Pass Through Trust
	6.85%, 01/15/2019		897,391
1,651,899	Federal Express Corp 2012 Pass Through Trust(a)
	2.63%, 01/15/2018		1,686,364
500,000	Kennametal Inc
	3.88%, 02/15/2022		475,468
500,000	Lennox International Inc
	4.90%, 05/15/2017		532,068
1,000,000	Smiths Group PLC(a)
	3.63%, 10/12/2022		919,591
3,000,000	Snap-on Inc
	6.13%, 09/01/2021		3,426,309
991,830	Union Pacific Railroad Co 2006 Pass Through Trust
	5.87%, 07/02/2030		1,142,026
430,175	Union Pacific Railroad Co 2007-3 Pass Through Trust
	6.18%, 01/02/2031		477,940
1,325,000	United Technologies Corp
	6.05%, 06/01/2036		1,555,876
3,000,000	URS Corp(a)(b)
	3.85%, 04/01/2017		3,056,175

			19,933,574

Technology — 0.97%
500,000	Applied Materials Inc
	2.65%, 06/15/2016		519,120
500,000	Computer Sciences Corp
	6.50%, 03/15/2018		573,736
500,000	Dun & Bradstreet Corp
	2.88%, 11/15/2015		512,755
	Hewlett-Packard Co
1,500,000	2.13%, 09/13/2015		1,527,412
3,000,000	3.30%, 12/09/2016		3,139,878

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of December 31, 2013

Principal Amount			Fair Value

Technology — (continued)
$ 2,000,000	Maxim Integrated Products Inc
	2.50%, 11/15/2018	$	1,983,100
1,500,000	Xerox Corp
	6.35%, 05/15/2018		1,714,320

			9,970,321

Utilities — 1.72%
1,000,000	Atmos Energy Corp
	5.50%, 06/15/2041		1,082,862
1,000,000	Duke Energy Florida Inc
	5.65%, 04/01/2040		1,134,958
1,250,000	Electricite de France(a)
	6.95%, 01/26/2039		1,527,237
930,995	Elm Road Generating Station Supercritical LLC(a)
	4.67%, 01/19/2031		955,225
	Entergy Louisiana LLC
1,000,000	3.30%, 12/01/2022		940,348
500,000	5.40%, 11/01/2024		556,079
500,000	Florida Gas Transmission Co LLC(a)
	5.45%, 07/15/2020		541,142
500,000	Jersey Central Power & Light Co
	6.15%, 06/01/2037		516,054
500,000	Kansas Gas & Electric Co(a)
	6.70%, 06/15/2019		599,146
1,500,000	Kentucky Power Co(a)
	6.00%, 09/15/2017		1,665,508
500,000	Louisville Gas & Electric Co
	5.13%, 11/15/2040		527,096
500,000	Ohio Power Co
	4.85%, 01/15/2014		500,750
1,000,000	Oncor Electric Delivery Co LLC
	7.50%, 09/01/2038		1,301,577
1,000,000	Pacific Gas & Electric Co
	6.05%, 03/01/2034		1,145,495
500,000	Pennsylvania Electric Co
	5.20%, 04/01/2020		535,522
353,000	PNPP II Funding Corp
	8.83%, 05/30/2016		382,730
500,000	Southwestern Electric Power Co
	6.45%, 01/15/2019		574,080
500,000	TECO Finance Inc
	4.00%, 03/15/2016		530,138
1,000,000	Texas-New Mexico Power Co(a)
	9.50%, 04/01/2019		1,283,107
500,000	Union Electric Co
	8.45%, 03/15/2039		750,862
500,000	Westar Energy Inc
	6.00%, 07/01/2014		513,754

			17,563,670

TOTAL BONDS AND NOTES — 26.61% (Cost $272,155,846)		$	272,447,689

Principal Amount			Fair Value

FOREIGN GOVERNMENT BONDS AND NOTES
	Brazilian Government International Bond
$ 500,000	7.88%, 03/07/2015	$	538,500
500,000	6.00%, 01/17/2017		554,000
500,000	4.88%, 01/22/2021		527,500
500,000	Canada Government International Bond
	2.38%, 09/10/2014		507,410
	European Investment Bank
500,000	3.00%, 04/08/2014		503,685
1,000,000	2.88%, 01/15/2015		1,026,240
1,000,000	5.13%, 09/13/2016		1,114,200
2,000,000	5.13%, 05/30/2017		2,265,200
1,000,000	2.88%, 09/15/2020(c)		1,008,453
1,000,000	Hydro-Quebec
	1.38%, 06/19/2017		1,003,391
	International Bank for Reconstruction & Development
2,000,000	1.13%, 07/18/2017		2,000,214
1,000,000	7.63%, 01/19/2023		1,349,920
1,000,000	Israel Government AID Bond
	5.50%, 12/04/2023		1,152,255
	Mexico Government International Bond
500,000	5.63%, 01/15/2017		558,750
500,000	5.13%, 01/15/2020		554,000
500,000	6.75%, 09/27/2034		590,000
	Province of British Columbia Canada
1,000,000	2.10%, 05/18/2016		1,032,600
1,000,000	2.65%, 09/22/2021		976,270
1,000,000	7.25%, 09/01/2036		1,379,450
1,000,000	Province of Manitoba Canada
	2.63%, 07/15/2015		1,033,730
	Province of Ontario Canada
500,000	4.10%, 06/16/2014		508,650
1,000,000	2.30%, 05/10/2016		1,034,600
3,000,000	1.65%, 09/27/2019		2,879,400
1,000,000	4.40%, 04/14/2020		1,097,200

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 2.46% (Cost $25,494,100)		$	25,195,618

MORTGAGE-BACKED SECURITIES
	Federal Home Loan Mortgage Corp
88,807	5.00%, 12/01/2017		94,015
93,556	5.50%, 02/01/2018		99,770
82,740	5.00%, 04/01/2018		87,592
97,805	5.50%, 05/01/2018		104,372
180,989	5.00%, 08/01/2018		191,689
98,707	5.00%, 12/01/2020		104,793
125,689	4.00%, 01/01/2021		132,941
125,944	5.00%, 04/01/2021		133,705
54,856	5.00%, 05/01/2021		58,236
79,825	5.50%, 05/01/2021		86,832
161,640	5.50%, 06/01/2022		175,408
1,911,150	2.50%, 11/01/2022		1,946,683
37,126	5.00%, 03/01/2023		40,066

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of December 31, 2013

Principal Amount		Fair Value

Mortgage-Backed Securities — (continued)
$ 218,488	4.50%, 06/01/2024	$234,389
318,511	5.00%, 09/01/2024	347,178
265,742	4.00%, 02/01/2025	280,610
461,477	3.50%, 12/01/2025	482,910
1,241,015	3.50%, 03/01/2026	1,294,715
1,617,262	4.00%, 05/01/2026	1,709,503
647,517	3.50%, 08/01/2026	676,959
1,524,071	3.00%, 12/01/2026	1,555,485
1,311,498	3.00%, 04/01/2027	1,336,943
30,096	7.50%, 05/01/2027	35,451
2,307,690	3.00%, 09/01/2027	2,352,463
22,591	6.50%, 04/01/2029	25,165
4,609	7.50%, 08/01/2030	5,497
1,035,368	3.50%, 04/01/2032	1,055,225
222,616	6.50%, 11/01/2032	248,016
391,221	6.50%, 11/01/2032	435,959
330,965	6.50%, 11/01/2032	368,815
1,872,162	3.00%, 12/01/2032	1,849,245
387,207	5.50%, 06/01/2033	426,557
166,395	4.50%, 08/01/2033	176,575
76,466	5.00%, 02/01/2034	82,772
84,946	5.00%, 07/01/2034	91,923
360,277	5.00%, 09/01/2035	391,589
122,443	6.00%, 03/01/2036	136,381
58,633	6.00%, 04/01/2036	65,234
404,949	5.00%, 06/01/2036	437,589
163,679	6.00%, 11/01/2036	181,866
108,980	6.00%, 12/01/2036	120,878
862,805	5.50%, 10/01/2037	951,488
81,297	5.50%, 11/01/2037	88,603
264,699	6.50%, 11/01/2037	295,244
124,015	5.50%, 12/01/2037	135,161
2,054,279	5.50%, 04/01/2038	2,238,905
106,764	6.00%, 04/01/2038	118,398
758,426	5.50%, 05/01/2038	827,935
266,929	5.00%, 06/01/2038	287,375
481,414	4.50%, 06/01/2039	511,016
903,334	4.50%, 07/01/2039	961,130
293,476	4.50%, 11/01/2039	310,857
2,087,570	4.00%, 12/01/2039	2,145,443
577,853	5.00%, 12/01/2039	628,609
1,414,576	5.00%, 02/01/2040	1,538,466
1,612,452	4.50%, 05/01/2040	1,713,322
1,211,299	5.00%, 05/01/2040	1,307,353
445,820	4.50%, 07/01/2040	472,368
726,928	5.00%, 08/01/2040	786,510
942,441	4.00%, 11/01/2040	968,709
2,263,253	4.00%, 02/01/2041	2,331,573
777,621	4.00%, 04/01/2041	799,183
963,225	4.50%, 06/01/2041	1,020,770
1,292,991	4.50%, 07/01/2041	1,370,266
1,508,786	3.50%, 02/01/2042	1,498,747
1,758,178	3.50%, 03/01/2042	1,746,480
1,008,872	3.50%, 06/01/2042	1,002,159
1,269,371	3.50%, 07/01/2042	1,260,926
2,076,734	3.50%, 08/01/2042	2,062,917
919,113	3.00%, 09/01/2042	871,834
915,962	3.00%, 09/01/2042	859,286
1,891,057	3.00%, 11/01/2042	1,793,781
1,792,206	3.50%, 11/01/2042	1,780,281

Principal Amount		Fair Value

Mortgage-Backed Securities — (continued)
$ 4,683,722	3.00%, 12/01/2042	$4,442,793
712,356	3.00%, 03/01/2043	675,713
723,250	3.00%, 04/01/2043	686,046
1,500,000	3.00%, 04/01/2043	1,422,841
2,764,046	3.50%, 04/01/2043	2,745,655
933,255	3.00%, 06/01/2043	885,249
3,976,878	3.00%, 09/01/2043	3,772,309
2,000,000	3.50%, 11/01/2043	1,986,693
2,655,829	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit Series 3830, Class FD(b)
	0.53%, 03/15/2041	2,660,222
	Federal National Mortgage Association
65,345	6.00%, 07/01/2017	69,118
51,800	5.00%, 06/01/2018	55,136
112,249	4.00%, 04/01/2019	118,866
46,700	5.00%, 10/01/2020	50,238
66,462	6.00%, 05/01/2021	72,098
37,050	6.00%, 12/01/2021	40,466
33,124	8.00%, 11/01/2022	36,570
261,266	5.00%, 01/01/2024	283,647
937,498	4.50%, 05/01/2024	997,848
789,908	4.00%, 07/01/2024	845,165
318,883	4.00%, 02/01/2025	338,206
82,863	4.00%, 02/01/2025	87,836
976,570	4.50%, 06/01/2025	1,039,312
1,083,876	4.00%, 01/01/2026	1,149,263
2,647,219	3.50%, 03/01/2026	2,770,056
1,272,568	3.00%, 12/01/2026	1,300,054
2,955,256	3.00%, 04/01/2027	3,019,355
639,860	2.50%, 09/01/2027	629,346
2,026,144	3.00%, 09/01/2027	2,070,128
3,201,103	2.50%, 02/01/2028	3,171,781
4,803,753	2.50%, 06/01/2028	4,759,750
3,000,000	2.50%, 09/01/2028	2,972,520
136,511	6.00%, 01/01/2029	153,877
389,536	4.50%, 01/01/2030	415,014
1,073,802	4.00%, 09/01/2030	1,122,383
152,138	8.00%, 10/01/2030	175,314
929,848	3.50%, 01/01/2032	946,822
754,038	3.50%, 04/01/2032	774,976
138,519	6.50%, 06/01/2032	153,991
99,191	7.00%, 07/01/2032	109,624
203,495	6.50%, 08/01/2032	226,356
1,772,052	3.00%, 09/01/2032	1,745,860
1,166,083	5.50%, 03/01/2033	1,283,140
168,053	5.50%, 05/01/2033	187,233
272,108	5.00%, 07/01/2033	296,061
69,119	5.00%, 09/01/2033	75,216
120,123	5.00%, 09/01/2033	130,813
511,526	5.00%, 12/01/2033	555,683
74,155	5.50%, 01/01/2034	81,537
60,842	5.50%, 01/01/2034	66,846
675,035	5.50%, 03/01/2034	746,589
800,195	5.50%, 05/01/2034	881,603
228,293	5.50%, 02/01/2035	251,335
351,140	6.00%, 02/01/2035	393,799
65,878	5.00%, 07/01/2035	71,525

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of December 31, 2013

Principal Amount		Fair Value

Mortgage-Backed Securities — (continued)
$ 273,379	5.00%, 09/01/2035	$296,516
227,584	5.00%, 09/01/2035	247,934
264,407	6.00%, 10/01/2035	295,427
480,788	5.50%, 11/01/2035	528,851
94,835	6.00%, 11/01/2035	105,773
148,923	6.00%, 12/01/2035	166,498
226,892	6.00%, 02/01/2036	253,153
2,304,086	5.50%, 03/01/2036	2,533,145
243,841	5.50%, 04/01/2036	268,251
128,617	6.00%, 04/01/2036	143,445
973,537	6.00%, 04/01/2036	1,081,061
593,131	5.50%, 05/01/2036	652,098
187,983	6.00%, 06/01/2036	208,961
103,355	6.00%, 07/01/2036	114,536
75,164	6.50%, 08/01/2036	85,744
405,648	5.50%, 10/01/2036	446,948
386,112	5.50%, 11/01/2036	424,035
129,811	5.00%, 05/01/2037	140,693
240,105	5.00%, 07/01/2037	261,444
165,404	6.00%, 08/01/2037	183,005
977,892	5.00%, 03/01/2038	1,061,501
173,737	6.00%, 03/01/2038	193,364
1,158,584	6.00%, 03/01/2038	1,283,395
727,858	6.00%, 03/01/2038	809,761
515,193	5.50%, 07/01/2038	570,868
1,095,904	6.00%, 11/01/2038	1,218,143
1,023,869	4.50%, 04/01/2039	1,087,710
651,518	4.50%, 05/01/2039	692,201
319,770	6.00%, 05/01/2039	355,546
1,047,014	4.50%, 06/01/2039	1,112,715
1,059,575	5.00%, 07/01/2039	1,148,473
2,006,173	4.50%, 08/01/2039	2,131,918
444,351	4.50%, 08/01/2039	472,313
2,297,548	5.00%, 08/01/2039	2,512,869
995,765	5.00%, 12/01/2039	1,099,940
550,690	5.00%, 12/01/2039	602,175
882,589	4.50%, 03/01/2040	937,854
1,100,409	4.50%, 06/01/2040	1,166,290
1,374,089	5.00%, 06/01/2040	1,502,928
722,112	4.50%, 08/01/2040	766,390
922,499	4.50%, 09/01/2040	979,874
301,506	4.50%, 09/01/2040	320,349
663,436	4.50%, 11/01/2040	703,266
1,899,875	4.50%, 11/01/2040	2,018,448
966,648	5.00%, 11/01/2040	1,055,384
779,694	5.00%, 01/01/2041	854,449
3,656,962	4.00%, 02/01/2041	3,769,327
1,369,993	4.00%, 02/01/2041	1,411,218
1,521,471	4.50%, 03/01/2041	1,616,493
4,525,884	4.50%, 06/01/2041	4,809,294
1,036,365	4.50%, 10/01/2041	1,101,047
922,551	4.00%, 11/01/2041	950,275
2,357,140	4.00%, 12/01/2041	2,431,777
1,741,630	4.00%, 01/01/2042	1,793,974
2,290,906	4.50%, 01/01/2042	2,428,558
2,229,787	4.00%, 02/01/2042	2,297,301
2,952,480	3.50%, 04/01/2042	2,936,078
853,007	3.50%, 06/01/2042	848,493
3,522,899	3.50%, 07/01/2042	3,503,196
2,426,461	4.00%, 07/01/2042	2,499,666

Principal Amount		Fair Value

Mortgage-Backed Securities — (continued)
$ 3,732,133	3.00%, 09/01/2042	$3,546,832
5,745,509	3.00%, 09/01/2042	5,460,685
2,513,797	3.50%, 09/01/2042	2,499,738
1,750,552	3.50%, 10/01/2042	1,740,742
4,266,038	3.00%, 12/01/2042	4,054,417
3,092,883	3.00%, 02/01/2043	2,939,598
2,230,282	3.50%, 02/01/2043	2,217,790
2,837,245	3.00%, 03/01/2043	2,665,782
3,304,979	3.00%, 03/01/2043	3,106,013
3,031,837	3.50%, 03/01/2043	3,014,856
1,876,356	3.50%, 08/01/2043	1,866,462
1,982,079	3.50%, 08/01/2043	1,945,324
986,099	3.50%, 09/01/2043	968,696
	Government National Mortgage Association
11,437	9.00%, 01/15/2017	12,260
155,895	5.00%, 09/15/2018	166,009
13,624	9.00%, 04/15/2021	14,588
31,681	7.00%, 07/15/2025	36,560
15,972	7.50%, 12/15/2025	17,974
516,401	3.50%, 02/15/2026	539,360
413,173	4.00%, 04/20/2026	437,798
883,122	3.50%, 11/20/2026	922,631
704,769	3.50%, 01/15/2027	734,735
4,104,379	2.50%, 04/15/2027	4,074,129
801,290	3.00%, 06/20/2027	823,789
635,828	5.00%, 11/15/2033	695,439
146,526	5.50%, 12/15/2035	162,133
200,577	5.00%, 12/20/2035	220,067
337,350	6.00%, 01/20/2036	375,881
450,209	5.50%, 02/20/2036	498,291
182,497	5.50%, 04/15/2037	201,750
1,247,649	5.00%, 01/15/2039	1,353,516
593,482	5.00%, 02/15/2039	643,903
1,284,519	4.50%, 03/15/2039	1,372,419
2,398,222	5.00%, 06/15/2039	2,626,991
1,141,803	4.00%, 11/15/2039	1,188,037
1,716,190	4.50%, 01/20/2040	1,840,683
2,719,465	4.50%, 02/15/2040	2,907,958
2,392,890	4.00%, 05/20/2040	2,493,377
1,342,676	4.00%, 07/15/2040	1,396,953
925,404	4.50%, 07/20/2040	992,333
441,297	5.50%, 07/20/2040	486,310
813,299	4.50%, 09/20/2040	875,033
2,223,416	4.00%, 10/15/2040	2,323,336
2,496,255	4.00%, 01/15/2041	2,598,341
913,200	5.00%, 03/20/2041	997,457
1,393,760	4.00%, 08/15/2041	1,450,175
1,118,144	4.00%, 08/15/2041	1,163,524
276,717	4.50%, 12/20/2041	296,042
1,826,022	3.50%, 02/15/2042	1,843,553
1,301,984	3.50%, 06/15/2042	1,314,484
2,630,854	3.50%, 06/15/2042	2,656,112
3,798,294	3.50%, 06/20/2042	3,837,736
2,843,071	4.00%, 06/20/2042	2,961,297
4,720,979	3.50%, 08/15/2042	4,766,304
1,883,677	3.00%, 10/15/2042	1,822,725
3,883,779	3.00%, 02/15/2043	3,758,107
955,260	3.00%, 02/15/2043	924,349
1,420,894	3.00%, 02/15/2043	1,374,916

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of December 31, 2013

Principal Amount			Fair Value

Mortgage-Backed Securities — (continued)
$ 2,932,305	3.00%, 04/20/2043	$	2,798,381

TOTAL MORTGAGE-BACKED SECURITIES — 27.23% (Cost $284,086,585)		$	278,863,986

MUNICIPAL BONDS AND NOTES
500,000	Indianapolis Local Public Improvement Bond Bank
	6.00%, 01/15/2040		548,120
1,000,000	New York State Dormitory Authority
	4.55%, 02/15/2021		1,064,140

TOTAL MUNICIPAL BONDS AND NOTES — 0.16% (Cost $1,497,707)		$	1,612,260

U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
2,500,000	0.50%, 11/20/2015(c)		2,503,150
1,250,000	4.75%, 12/16/2016		1,396,085
500,000	3.38%, 06/12/2020		523,843
	Federal Home Loan Mortgage Corp
1,250,000	2.88%, 02/09/2015		1,286,556
4,000,000	0.50%, 04/17/2015		4,013,092
1,500,000	5.25%, 04/18/2016		1,661,658
1,250,000	5.50%, 07/18/2016(c)		1,402,482
1,000,000	3.75%, 03/27/2019		1,089,969
500,000	2.38%, 01/13/2022		477,983
	Federal National Mortgage Association
3,000,000	5.00%, 04/15/2015		3,181,806
5,000,000	0.50%, 07/02/2015		5,011,955
1,000,000	4.38%, 10/15/2015(c)		1,070,500
3,250,000	1.25%, 09/28/2016(c)		3,296,403
2,700,000	5.00%, 05/11/2017		3,050,031
500,000	Resolution Funding Corp
	9.38%, 10/15/2020		706,743
	Tennessee Valley Authority
1,750,000	1.88%, 08/15/2022		1,559,899
1,260,000	7.13%, 05/01/2030		1,647,124

TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 3.31% (Cost $33,551,417)		$	33,879,279

U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
4,500,000	2.63%, 12/31/2014(c)		4,609,336
4,000,000	0.25%, 01/15/2015		4,003,280
1,000,000	0.25%, 02/15/2015		1,000,703
7,900,000	4.00%, 02/15/2015		8,235,134
2,000,000	0.25%, 02/28/2015		2,001,250
4,550,000	0.25%, 03/31/2015		4,552,489
5,000,000	2.50%, 03/31/2015		5,141,990
2,900,000	0.38%, 04/15/2015		2,906,684
3,000,000	0.13%, 04/30/2015		2,996,484
6,000,000	0.25%, 05/15/2015		6,003,750
750,000	2.13%, 05/31/2015		769,952

Principal Amount			Fair Value

U.S. Treasury Bonds and Notes — (continued)
$ 9,500,000	0.38%, 06/30/2015	$	9,519,665
2,000,000	1.88%, 06/30/2015		2,048,438
4,200,000	0.25%, 07/15/2015		4,200,164
6,500,000	1.75%, 07/31/2015		6,651,580
8,200,000	4.25%, 08/15/2015		8,723,709
4,400,000	0.25%, 09/15/2015		4,396,392
3,000,000	0.25%, 09/30/2015		2,997,306
5,250,000	1.25%, 09/30/2015		5,335,108
1,000,000	0.38%, 11/15/2015		1,000,586
5,800,000	4.50%, 11/15/2015		6,248,369
4,500,000	1.38%, 11/30/2015		4,587,012
3,700,000	2.13%, 12/31/2015		3,827,187
5,650,000	0.38%, 02/15/2016		5,644,700
2,250,000	0.38%, 03/15/2016		2,246,485
3,000,000	0.25%, 04/15/2016		2,984,064
6,600,000	2.00%, 04/30/2016		6,827,905
1,350,000	7.25%, 05/15/2016		1,563,046
1,000,000	1.75%, 05/31/2016		1,028,984
5,000,000	3.25%, 05/31/2016		5,324,610
4,000,000	0.50%, 06/15/2016		3,995,936
2,650,000	1.50%, 06/30/2016		2,711,075
2,500,000	3.25%, 06/30/2016		2,667,187
1,000,000	3.25%, 07/31/2016		1,067,891
4,800,000	4.88%, 08/15/2016		5,332,502
750,000	1.00%, 08/31/2016		757,031
3,000,000	0.88%, 09/15/2016		3,017,814
3,900,000	1.00%, 10/31/2016		3,929,554
7,600,000	3.13%, 10/31/2016		8,109,436
1,600,000	0.88%, 11/30/2016		1,605,125
5,000,000	0.88%, 12/31/2016		5,010,940
5,700,000	3.25%, 12/31/2016		6,113,695
4,500,000	0.88%, 02/28/2017		4,499,649
7,500,000	0.88%, 04/30/2017		7,477,732
750,000	4.50%, 05/15/2017		836,954
2,000,000	0.63%, 05/31/2017		1,973,906
4,275,000	2.75%, 05/31/2017(c)		4,526,156
2,000,000	2.50%, 06/30/2017		2,098,750
600,000	2.38%, 07/31/2017		626,953
3,200,000	4.75%, 08/15/2017		3,615,251
3,500,000	0.63%, 08/31/2017		3,434,375
1,750,000	1.88%, 08/31/2017		1,796,484
3,500,000	1.88%, 09/30/2017		3,589,414
1,000,000	0.75%, 10/31/2017		981,875
500,000	1.88%, 10/31/2017		512,500
4,000,000	0.75%, 12/31/2017		3,911,248
1,000,000	2.75%, 12/31/2017		1,056,875
500,000	2.63%, 01/31/2018		525,781
2,250,000	0.75%, 03/31/2018		2,186,014
3,000,000	0.63%, 04/30/2018		2,893,125
2,300,000	2.63%, 04/30/2018		2,414,101
750,000	2.38%, 06/30/2018		777,832
7,350,000	1.50%, 08/31/2018		7,312,677
1,000,000	1.38%, 12/31/2018(c)		983,359
3,000,000	1.25%, 01/31/2019		2,925,702
1,000,000	1.38%, 02/28/2019		979,375
750,000	3.13%, 05/15/2019		799,219
4,550,000	1.00%, 08/31/2019		4,302,949
2,000,000	1.25%, 10/31/2019		1,912,968
3,870,000	3.63%, 02/15/2020		4,212,255
1,000,000	1.13%, 04/30/2020		934,609

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of December 31, 2013

Principal Amount		Fair Value

U.S. Treasury Bonds and Notes — (continued)
$ 2,175,000	3.50%, 05/15/2020	$ 2,346,451
2,400,000	2.63%, 08/15/2020	2,448,749
7,000,000	2.63%, 11/15/2020	7,113,750
1,900,000	3.63%, 02/15/2021	2,050,368
3,800,000	3.13%, 05/15/2021	3,961,204
750,000	8.13%, 05/15/2021	1,038,223
2,700,000	2.13%, 08/15/2021	2,615,625
2,000,000	2.00%, 11/15/2021	1,908,906
650,000	8.00%, 11/15/2021	902,890
3,600,000	2.00%, 02/15/2022	3,416,342
2,000,000	1.75%, 05/15/2022	1,849,376
700,000	1.63%, 08/15/2022	635,961
2,650,000	7.25%, 08/15/2022(c)	3,580,812
2,500,000	1.63%, 11/15/2022	2,256,640
6,000,000	1.75%, 05/15/2023(c)	5,407,968
3,000,000	2.50%, 08/15/2023	2,880,936
1,800,000	6.25%, 08/15/2023	2,312,156
300,000	7.50%, 11/15/2024(c)	423,797
4,300,000	6.88%, 08/15/2025	5,854,717
2,250,000	6.75%, 08/15/2026	3,060,702
600,000	6.38%, 08/15/2027	796,687
1,900,000	6.13%, 11/15/2027	2,472,375
2,500,000	5.25%, 11/15/2028	3,009,765
1,200,000	6.13%, 08/15/2029	1,576,126
3,050,000	6.25%, 05/15/2030(c)	4,074,132
1,500,000	5.38%, 02/15/2031	1,838,204
5,950,000	4.50%, 02/15/2036	6,620,303
2,000,000	4.75%, 02/15/2037	2,300,938
1,500,000	4.38%, 02/15/2038	1,632,657
1,750,000	4.50%, 05/15/2038	1,940,313
1,100,000	3.50%, 02/15/2039	1,035,891
3,200,000	4.38%, 11/15/2039	3,477,501
3,500,000	4.63%, 02/15/2040	3,952,812
2,775,000	4.38%, 05/15/2040	3,014,344
3,650,000	3.88%, 08/15/2040	3,651,139
3,750,000	4.38%, 05/15/2041	4,068,750
3,500,000	3.13%, 11/15/2041	3,023,125
1,750,000	3.13%, 02/15/2042	1,508,829
7,450,000	2.75%, 08/15/2042	5,902,963
6,500,000	2.88%, 05/15/2043	5,268,048

TOTAL U.S. TREASURY BONDS AND NOTES — 35.45% (Cost $367,863,648)		$363,023,111

SHORT TERM INVESTMENTS
Reverse Repurchase Agreements — 2.93%
10,200,000	Reverse repurchase agreement (principal amount/value $10,200,000 with a maturity value of $10,200,000) with Merrill Lynch, Pierce, Fenner & Smith, 0.00%, dated 12/31/13, to be repurchased at $10,200,000 on 1/2/14, collateralized by a Federal National Mortgage Association security, 3.00%, 3/1/28, with a value of $10,404,515.	10,200,000

Principal Amount		Fair Value

Reverse Repurchase Agreements — (continued)
$ 4,709,856	Undivided interest of 11.74% in a reverse repurchase agreement (principal amount/value $40,139,316 with a maturity value of $40,139,327) with RBC Capital Markets Corp, 0.01%, dated 12/31/13 to be repurchased at $4,709,856 on 1/2/14 collateralized by various U.S. Government Agency securities, 2.50% - 4.00%, 12/1/26 - 1/1/44, with a value of $40,942,102. (e)	$4,709,856

991,538	Undivided interest of 12.06% in a reverse repurchase agreement (principal amount/value $8,224,682 with a maturity value of $8,224,682) with JP Morgan Securities, 0.00%, dated 12/31/13 to be repurchased at $991,538 on 1/2/14 collateralized by U.S. Treasury securities, 0.13% - 9.88%, 1/31/14 - 2/15/43, with a value of $8,389,328. (e)(f)	991,538

4,709,857	Undivided interest of 15.31% in a reverse repurchase agreement (principal amount/value $30,782,806 with a maturity value of $30,782,840) with Citigroup Global Markets Inc, 0.02%, dated 12/31/13 to be repurchased at $4,709,857 on 1/2/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 2.08% - 11.00%, 12/15/15 - 8/15/53, with a value of $31,398,462. (e)	4,709,857

4,709,857	Undivided interest of 19.17% in a reverse repurchase agreement (principal amount/value $24,572,243 with a maturity value of $24,572,257) with HSBC Securities (USA) Inc, 0.01%, dated 12/31/13 to be repurchased at $4,709,857 on 1/2/14 collateralized by a U.S. Treasury security, 0.88%, 9/15/16, with a value of $25,063,775. (e)	4,709,857

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of December 31, 2013

Principal Amount		Fair Value

Reverse Repurchase Agreements — (continued)
$ 4,709,857	Undivided interest of 9.67% in a reverse repurchase agreement (principal amount/value $48,657,259 with a maturity value of $48,657,286) with Merrill Lynch, Pierce, Fenner & Smith, 0.01%, dated 12/31/13 to be repurchased at $4,709,857 on 1/2/14 collateralized by various U.S. Government Agency securities, 1.36% - 7.00%, 6/1/17 - 9/1/44, with a value of $49,630,404. (e)	$4,709,857

TOTAL SHORT TERM INVESTMENTS — 2.93% (Cost $30,030,965)		$30,030,965

TOTAL INVESTMENTS — 100.79% (Cost $1,041,222,350)		$1,032,116,920

OTHER ASSETS & LIABILITIES, NET — (0.79)%		$(8,046,222)

TOTAL NET ASSETS — 100.00%		$1,024,070,698

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At December 31, 2013, the aggregate cost and fair value of 144A securities was $70,797,249 and $71,130,760, respectively, representing 6.95% of net assets.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2013.
(c)	All or a portion of the security is on loan at December 31, 2013.
(d)	Restricted security; at December 31, 2013, the aggregate cost and fair value of restricted securities was $2,636,784 and $2,778,521, respectively, representing 0.27% of net assets. Further details of these securities are included in a subsequent table.
(e)	Collateral received for securities on loan.
(f)	The rate of the reverse repurchase agreement was less than 0.01%.
REIT	Real Estate Investment Trust

At December 31, 2013, the Fund held the following restricted securities:

Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
BGS CTL Pass Through Trust	6.36%	06/15/2033	10/02/2009 -12/09/2013	$2,636,784	$2,778,521	0.27%

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2013

Great-West Bond Index Fund

ASSETS:
Investments in securities, fair value (including $19,394,131 of securities on loan)(a)	$1,002,085,955
Reverse repurchase agreements, fair value(b)	30,030,965
Cash	1,872,826
Subscriptions receivable	9,530,572
Interest receivable	6,642,607

Total Assets	1,050,162,925

LIABILITIES:
Payable to investment adviser	443,762
Payable upon return of securities loaned	19,830,965
Redemptions payable	1,890,458
Payable for investments purchased	3,926,347
Payable for distribution fees	695

Total Liabilities	26,092,227

NET ASSETS	$1,024,070,698

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$7,744,896
Paid-in capital in excess of par	1,024,676,416
Net unrealized depreciation on investments	(9,105,430)
Undistributed net investment income	286,746
Accumulated net realized gain on investments	468,070

NET ASSETS	$1,024,070,698

NET ASSETS BY CLASS
Initial Class	$1,019,620,196

Class L	$4,450,502

CAPITAL STOCK:
Authorized
Initial Class	130,000,000
Class L	35,000,000
Issued and Outstanding
Initial Class	76,954,384
Class L	494,578

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$13.25

Class L	$9.00

(a) Cost of investments	$1,011,191,385
(b) Cost of reverse repurchase agreements	$30,030,965

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2013

Great-West Bond Index Fund

INVESTMENT INCOME:
Interest	$23,187,826
Income from securities lending	30,672

Total Income	23,218,498

EXPENSES:
Management fees	4,822,005
Distribution fees - Class L	4,532

Total Expenses	4,826,537

Less amount waived by distributor - Class L	33

Net Expenses	4,826,504

NET INVESTMENT INCOME	18,391,994

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	2,851,529
Net change in unrealized depreciation on investments	(45,624,577)

Net Realized and Unrealized Loss on Investments	(42,773,048)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(24,381,054)

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2013 and 2012

	2013	2012
Great-West Bond Index Fund

OPERATIONS:
Net investment income	$18,391,994	$16,785,738
Net realized gain on investments	2,851,529	9,956,670
Net change in unrealized appreciation (depreciation) on investments	(45,624,577)	1,948,248

Net Increase (Decrease) in Net Assets Resulting from Operations	(24,381,054)	28,690,656

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(18,200,555)	(19,089,706)
Class L	(74,967)	(50,229)

From net investment income	(18,275,522)	(19,139,935)

From net realized gains
Initial Class	(4,382,706)	(6,435,515)
Class L	(18,954)	(16,171)

From net realized gains	(4,401,660)	(6,451,686)

Total Distributions	(22,677,182)	(25,591,621)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	489,780,397	456,094,871
Class L	4,441,781	1,544,396
Shares issued in reinvestment of distributions
Initial Class	22,583,261	25,525,221
Class L	93,921	66,400
Shares redeemed
Initial Class	(292,296,111)	(285,114,552)
Class L	(1,458,693)	(543,184)

Net Increase in Net Assets Resulting from Capital Share Transactions	223,144,556	197,573,152

Total Increase in Net Assets	176,086,320	200,672,187

NET ASSETS:
Beginning of year	847,984,378	647,312,191

End of year(a)	$1,024,070,698	$847,984,378

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	35,961,805	32,568,859
Class L	482,620	156,860
Shares issued in reinvestment of distributions
Initial Class	1,687,318	1,832,697
Class L	10,333	6,859
Shares redeemed
Initial Class	(21,542,156)	(20,336,865)
Class L	(154,949)	(55,219)

Net Increase	16,444,971	14,173,191

(a) Including undistributed net investment income:	$286,746	$0

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013		2012		2011	2010	2009
Great-West Bond Index Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$13.91		$13.83		$13.29	$13.10	$12.96
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.26	(a)	0.31	(a)	0.37	0.45	0.54
Net realized and unrealized gain (loss)	(0.61)		0.23		0.58	0.39	0.25

Total From Investment Operations	(0.35)		0.54		0.95	0.84	0.79

LESS DISTRIBUTIONS:
From net investment income	(0.25)		(0.35)		(0.37)	(0.45)	(0.54)
From net realized gains	(0.06)		(0.11)		(0.04)	(0.20)	(0.11)

Total Distributions	(0.31)		(0.46)		(0.41)	(0.65)	(0.65)

NET ASSET VALUE, END OF YEAR	$13.25		$13.91		$13.83	$13.29	$13.10

TOTAL RETURN(b)	(2.51%)		3.90%		7.21%	6.50%	6.18%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$1,019,620		$846,480		$646,842	$438,040	$355,602
Ratio of expenses to average net assets	0.50%		0.50%		0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	1.91%		2.24%		2.87%	3.43%	4.27%
Portfolio turnover rate(c)	35%		44%		29%	48%	34%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013		2012		2011	(a)
Great-West Bond Index Fund - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$9.61		$9.79		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.16	(b)	0.19	(b)	0.48
Net realized and unrealized gain (loss)	(0.43)		0.16		(0.17)

Total From Investment Operations	(0.27)		0.35		0.31

LESS DISTRIBUTIONS:
From net investment income	(0.28)		(0.42)		(0.48)
From net realized gains	(0.06)		(0.11)		(0.04)

Total Distributions	(0.34)		(0.53)		(0.52)

NET ASSET VALUE, END OF YEAR	$9.00		$9.61		$9.79

TOTAL RETURN(c) (d)	(2.79%)		3.65%		3.15%	(e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$4,451		$1,504		$470
Ratio of expenses to average net assets
Before waiver	0.75%		0.75%		0.75%	(f)
After waiver	0.75%		0.75%		0.73%	(f)
Ratio of net investment income to average net assets
Before waiver	1.67%		1.96%		2.41%	(f)
After waiver	1.67%		1.96%		2.43%	(f)
Portfolio turnover rate(g)	35%		44%		29%

(a)	Class L inception date was July 29, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Bond Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of the debt securities that comprise the Barclays Capital Aggregate Bond Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are valued using evaluated bid prices from approved pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers.

Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market

Annual Report - December 31, 2013

conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income Investments: Asset-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.

Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.

Domestic Bonds and Notes, U.S. Government Agency Bonds and Notes, U.S.Treasury Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Foreign Bonds and Notes, Foreign Government Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Mortgage-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.

Municipal Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2013, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the year.

Annual Report - December 31, 2013

Restricted Securities

Restricted securities held by the Fund may not be sold except in exempt transactions or in public offerings registered under Rule 144A of the Securities Act of 1933, as amended. Securities exempt from registration may normally be resold to qualified institutional buyers. These securities are valued under methods approved by the Board of Directors.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the year ended December 31, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The differences may include but are not limited to the following: wash sales, distribution adjustments and market discount adjustments. The differences have no impact on net assets or the results of operations. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

Annual Report - December 31, 2013

For the year ended December 31, 2013, the Fund reclassified permanent book and tax differences of:

Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain on Investments
$–	$170,274	$(170,274)

The tax character of distributions paid during the years ended December 31, 2013 and 2012 were as follows:

	2013		2012
Distributions paid from:
Ordinary income	$18,275,522	$	19,139,935
Long-term capital gain	4,401,660		6,451,686

	$22,677,182	$	25,591,621

As of December 31, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$286,746
Undistributed capital gains	1,907

Net accumulated earnings	288,653

Net unrealized depreciation on investments	(8,577,253)
Capital loss carryforward	–
Post-October losses	(62,014)

Tax composition of capital	$(8,350,614)

The Fund has elected to defer to the next fiscal year the following Post-October losses:

Post-October Ordinary Losses	Post-October Capital Losses
$–	$(62,014)

Under the Regulated Investment Company Modernization Act of 2010, net capital losses realized in taxable years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (ASU) issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

In January 2013, the Financial Accounting Standards Board issued ASU No. 2013-01 “Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (ASU No. 2013-01). ASU No. 2013-01 clarifies that the scope of ASU No. 2011-11 applies to derivatives, repurchase agreements, reverse repurchase agreements, securities borrowing and securities lending transactions that are either offset or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2013-01 was effective for fiscal years and interim periods within those years beginning on or after January 1, 2013. The Fund adopted ASU No. 2013-01 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2013-01 did not have an impact on the Fund’s financial position or the results of its operations.

Annual Report - December 31, 2013

2. OFFSETTING ASSETS AND LIABILITIES

The Great-West Funds enter into reverse repurchase transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund’s financial investments that are subject to an enforceable master netting arrangement at December 31, 2013.

		Gross Amounts Not Offset on the Statement of Assets and Liabilities
Investments (Assets):	Gross Amount of Assets Presented in the Statement of Assets and Liabilities (a)	Financial Instruments (b)	Cash Collateral Received/ (Pledged) (b)	Net Amount
Reverse repurchase agreements (c)	$10,200,000	$ (10,200,000)	$ -	$ -

(a)	The gross amount of reverse repurchase agreements are not netted against offsetting liabilities for presentation on the Statement of Assets and Liabilities.
(b)	Reported collateral within this table is limited to the net outstanding amount due from an individual counterparty. The collateral received/(pledged) by the Fund may exceed these reported amounts.
(c)	The gross amount of reverse repurchase agreements assets is reported in reverse repurchase agreements, fair value in the Statement of Assets and Liabilities.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.50% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $318,850 for the year ended December 31, 2013.

4. PURCHASES AND SALES OF INVESTMENTS

For the year ended December 31, 2013, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $144,726,229 and $51,486,677, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $408,523,188 and $282,773,419, respectively.

5. UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2013, the U.S. Federal income tax cost basis was $1,040,694,173. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $15,911,459 and gross depreciation of investments in which there was an excess of tax cost over value of $24,488,712 resulting in net depreciation of $8,577,253.

Annual Report - December 31, 2013

6. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2013 the Fund had securities on loan valued at $19,394,131 and received collateral of $19,830,965 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

7. TAX INFORMATION (unaudited)

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2013, 0% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Annual Report - December 31, 2013

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Great-West Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West Bond Index Fund (the Fund), one of the funds of Great-West Funds, Inc. as of December 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West Bond Index Fund as of December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 19, 2014

Fund Directors and Officers

Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors The following table provides information about each of the Directors and executive officers of Great-West Funds.

Independent Directors*
Name, Address, and Year of Birth	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum; President, Ward Lake, Inc.; Manager, 6K Ranch, LLC	62	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	62	Director, Guaranty Bancorp
Sanford Zisman 8515 East Orchard Road, Greenwood Village, CO 80111 1939	Lead Independent Director	Since 1982	Attorney, Law Firm of Zisman, Ingraham & Mong, P.C.	62	N/A

Interested Directors**
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Mitchell T.G. Graye 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chairman, President & Chief Executive Officer	Since 2000 (as Director) Since 2008 (as Chairman) Since 2008 (as President and Chief Executive Officer)	President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, Great-West Life & Annuity Insurance Company of New York, and GWL&A Financial, Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company	62	N/A
Charles P. Nelson 8515 East Orchard Road, Greenwood Village, CO 80111 1961	Director	Since 2008	President, Retirement Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, Great-West Capital Management, LLC	62	N/A
Officers
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111	Chief Legal Counsel & Chief Compliance Officer	Since 2004 (as Chief Compliance Officer) Since 2011 (as Chief Legal Counsel)	Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chief	N/A	N/A

1955

Compliance Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company; Secretary and Chief Compliance Officer, GWFS Equities, Inc.; Chief Compliance Officer, Advised Assets Group, LLC; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, Great-West Capital Management, LLC; formerly, Secretary, Great-West Capital Management, LLC and Great-West Funds

John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Assistant Vice President, Counsel & Secretary	Since 2010	Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, Great-West Capital Management, LLC; formerly, Assistant Secretary, Great-West Capital Management, LLC and Great-West Funds	N/A	N/A
Mary C. Maiers 8515 East Orchard Road,	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief	Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity	N/A	N/A

Greenwood Village, CO 80111 1967		Financial Officer)

Insurance Company of New York; Vice President and Treasurer, GWFS Equities, Inc. and Great-West Trust Company, LLC; Chief Financial Officer & Treasurer, Great-West Capital Management, LLC; formerly Investment Operations Compliance Officer, Great-West Capital Management, LLC and Great-West Funds

David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Managing Director	Since 2012	Senior Vice President, Product Management, Great-West Life & Annuity Insurance Company; Manager, Vice President and Managing Director, Advised Assets Group, LLC; Managing Director, Great-West Capital Management, LLC	N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Chief Compliance Officer	Since 2011	Assistant Vice President and Associate Chief Compliance Officer, Great-West Life & Annuity Insurance Company; Associate Chief Compliance Officer & Secretary, Advised Assets Group, LLC; Assistant Chief Compliance Officer, Great-West Capital Management, LLC	N/A	N/A

*A Director who is not an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC, GWFS Equities, Inc. or their affiliates.

Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village,

Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The death of The Honorable Paul G. Desmarais on October 8, 2013 resulted in a change in the ultimate control of Power Corporation of Canada, the ultimate parent company of Great-West Capital Management, LLC (“GWCM”), the Fund’s investment adviser. The voting securities of Power Corporation of Canada held directly or indirectly by Mr. Desmarais were transferred to The Desmarais Family Residuary Trust, which was created on October 8, 2013 under the Last Will and Testament of Mr. Desmarais (the “Trust”). As a result, the Trust has voting control of Power Corporation of Canada.

The transfer of voting control over Power Corporation of Canada resulted in a change of control of GWCM and, therefore, constituted an “assignment” of the investment advisory agreement between GWCM and Great-West Funds, Inc. (the “Company”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). An investment advisory agreement automatically terminates upon its “assignment” under the 1940 Act.

In order to avoid disruption of the investment management program of the Fund, the Board of Directors (the “Board”) of the Company, including the Directors who are not interested persons of the Fund (the “Independent Directors”), at meetings held on October 16, 2013 and December 5, 2013, respectively, approved (i) an interim investment advisory agreement (the “Interim Advisory Agreement”) between the Company and GWCM and (ii) a new investment advisory agreement (the “New Advisory Agreement”) between the Company and GWCM. The same portfolio management team continues to manage the Fund’s portfolio and the management fees, investment objectives, principal investment strategies and investment policies of the Fund remained the same.

The Interim Advisory Agreement became effective on October 8, 2013 and remains in effect for 150 days or until shareholders of the Fund approve the New Advisory Agreement. In considering the approval of the New Advisory Agreement, the Board took into account certain information and materials relating to GWCM that the Board had received and considered in connection with the annual evaluation of the prior investment advisory agreement (the “Prior Advisory Agreement”) between the Company and GWCM at the in-person meetings held on March 21, 2013 and April 18, 2013. The Board, including the Independent Directors, at a meeting held on April 18, 2013 (the “Annual Meeting”), approved the continuation of the Prior Advisory Agreement between the Company and GWCM. At its December 5, 2013 meeting, the Board determined that the factors considered in connection with the Annual Meeting were applicable to its review of the New Advisory Agreement.

ITEM 2.  CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no substantive amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	Registrant’s Code of Ethics is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $675,400 for fiscal year 2012 and $745,150 for fiscal year 2013.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $98,700 for fiscal year 2012 and $100,000 for fiscal year 2013. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2012 and $0 for fiscal year 2013.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e) (1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-

1 No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2)	100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2012 equaled $1,447,600 and for fiscal year 2013 equaled $898,212.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not Applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 27, 2014

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	February 27, 2014